GOODWILL (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	37,417	36,330
Accumulated impairment loss, balance at the beginning of the period	(4,989)	(1,466)
Net amount of goodwill, balance at the beginning of the period	32,428	34,864
Acquisitions (Note 3)		1,502
Currency translation adjustment	299	(415)
Disposals	(23)
Impairment loss (Note 4)		(3,523)
Gross amount of goodwill, balance at the end of the period	34,170	37,417
Accumulated impairment loss, balance at the end of the period	(1,466)	(4,989)
Net amount of goodwill, balance at the end of the period	32,704	32,428
Russia
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	29,751	28,249
Accumulated impairment loss, balance at the beginning of the period	(1,466)	(1,466)
Net amount of goodwill, balance at the beginning of the period	28,285	26,783
Acquisitions (Note 3)		1,502
Disposals	(23)
Gross amount of goodwill, balance at the end of the period	29,728	29,751
Accumulated impairment loss, balance at the end of the period	(1,466)	(1,466)
Net amount of goodwill, balance at the end of the period	28,262	28,285
Ukraine
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	162	171
Net amount of goodwill, balance at the beginning of the period	162	171
Currency translation adjustment	12	(9)
Gross amount of goodwill, balance at the end of the period	174	162
Net amount of goodwill, balance at the end of the period	174	162
Uzbekistan
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period		3,495
Net amount of goodwill, balance at the beginning of the period		3,495
Currency translation adjustment		28
Impairment loss (Note 4)		(3,523)
Gross amount of goodwill, balance at the end of the period		3,523
Accumulated impairment loss, balance at the end of the period		(3,523)
Other
Change in net carrying value of goodwill by reportable segment
Gross amount of goodwill, balance at the beginning of the period	3,981	4,415
Net amount of goodwill, balance at the beginning of the period	3,981	4,415
Currency translation adjustment	287	(434)
Gross amount of goodwill, balance at the end of the period	4,268	3,981
Net amount of goodwill, balance at the end of the period	4,268	3,981